iShares
®
Emerging Markets Dividend ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  11 .1%
Azzas 2154 SA .......................... 1,399,573 $ 4,533,499
Banco Santander Brasil SA .................. 893,529 5,044,791
BB Seguridade Participacoes SA .............. 2,421,192 19,707,127
CPFL Energia SA ......................... 708,941 6,452,864
CSN Mineracao SA ....................... 5,935,467 6,685,838
Cury Construtora e Incorporadora SA ........... 1,241,558 7,369,772
Cyrela Brazil Realty SA Empreendimentos e
Participacoes .......................... 1,692,884 7,136,686
Direcional Engenharia SA ................... 4,101,210 9,182,749
Grendene SA ........................... 5,999,979 4,438,598
Kepler Weber SA ......................... 2,594,759 3,265,747
Petroreconcavo SA ....................... 1,522,438 3,204,564
Telefonica Brasil SA ....................... 1,075,883 6,925,434
Transmissora Alianca de Energia Eletrica SA ...... 1,163,138 9,100,156
Vale SA ............................... 2,617,334 39,385,348
Vulcabras SA ........................... 1,512,648 4,153,766
136,586,939
a
China  —  23 .4%
Agricultural Bank of China Ltd. , Class H .......... 21,208,000 17,050,797
Anhui Conch Cement Co. Ltd. , Class H .......... 2,579,500 6,077,598
Autohome, Inc. , ADR ...................... 498,990 11,586,548
Bank of China Ltd. , Class H .................. 40,534,000 28,434,797
Beijing Enterprises Water Group Ltd. ............ 18,388,000 5,411,902
China CITIC Bank Corp. Ltd. , Class H ........... 10,953,000 10,799,969
China Construction Bank Corp. , Class H ......... 32,645,000 38,306,489
China Merchants Port Holdings Co. Ltd. ......... 3,664,000 7,155,328
China Minsheng Banking Corp. Ltd. , Class H ...... 12,653,500 5,854,792
China Petroleum & Chemical Corp. , Class H ...... 25,372,000 14,338,393
China Shenhua Energy Co. Ltd. , Class H ......... 3,875,000 21,467,017
Chongqing Rural Commercial Bank Co. Ltd. , Class H 6,157,000 5,153,572
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 11,944,000 24,027,968
Guangdong Investment Ltd. .................. 7,036,000 7,593,132
Huadian Power International Corp. Ltd. , Class H .... 8,776,000 4,653,017
Industrial & Commercial Bank of China Ltd. , Class H . 31,863,000 30,479,747
LexinFintech Holdings Ltd. , ADR .............. 1,324,709 1,934,075
Onewo, Inc. , Class H
(a)
..................... 2,641,200 5,677,039
Orient Overseas International Ltd.
(a)
............ 818,000 15,995,654
Qfin Holdings, Inc. , ADR .................... 495,092 6,871,877
Yankuang Energy Group Co. Ltd. , Class H ........ 7,120,900 10,839,471
Zhejiang Expressway Co. Ltd. , Class H .......... 7,572,000 6,705,001
286,414,183
a
Colombia  —  2 .0%
Ecopetrol SA ............................ 28,766,000 24,389,402
a
Czech Republic  —  2 .0%
CEZ A.S. .............................. 217,921 14,038,667
Komercni Banka A.S. ...................... 200,908 10,061,420
24,100,087
a
Greece  —  1 .1%
Allwyn AG
(a)
............................ 851,802 13,166,090
a
Hong Kong  —  1 .7%
SITC International Holdings Co. Ltd. ............ 4,168,000 21,014,201
a
India  —  1 .6%
Coal India Ltd. ........................... 4,418,078 19,180,922
a
Indonesia  —  8 .8%
Alamtri Resources Indonesia Tbk PT ............ 105,356,600 14,404,170
Astra International Tbk PT ................... 49,002,500 13,888,671
Bank Mandiri Persero Tbk PT ................ 70,403,200 16,380,699
Security Shares Value
a
Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT ......... 44,121,400 $ 8,639,414
Bank Rakyat Indonesia Persero Tbk PT .......... 109,834,300 18,471,474
Bukit Asam Persero Tbk PT .................. 60,011,500 7,751,724
Indo Tambangraya Megah Tbk PT ............. 6,683,100 9,127,331
Perusahaan Gas Negara Persero Tbk PT ........ 71,997,500 5,999,248
Surya Citra Media Tbk PT ................... 355,288,000 4,102,751
United Tractors Tbk PT ..................... 6,436,300 8,566,710
107,332,192
a
Luxembourg  —  0 .9%
Ternium SA , ADR ......................... 226,037 11,130,062
a
Malaysia  —  1 .2%
Malayan Banking Bhd ...................... 5,700,700 15,198,014
a
Mexico  —  3 .5%
Banco del Bajio SA
(b)
...................... 3,258,964 10,859,136
Grupo Financiero Banorte SAB de CV , Class O .... 2,731,521 31,634,198
42,493,334
a
Netherlands  —  1 .1%
JBS N.V. .............................. 970,094 13,530,009
a
Poland  —  5 .6%
Bank Polska Kasa Opieki SA ................. 308,935 20,363,382
Grupa Kety SA .......................... 31,711 10,625,422
ORLEN SA ............................. 736,585 29,228,643
XTB SA
(b)
.............................. 210,184 8,367,637
68,585,084
a
Qatar  —  0 .6%
Barwa Real Estate Co. ..................... 12,288,946 7,851,468
a
Russia  —  0 .0%
Federal Grid Co. - Rosseti PJSC
(c) (d)
............ 4,402,974,828 554
Magnitogorsk Iron & Steel Works PJSC
(c) (d)
........ 14,721,471 1,852
Mobile TeleSystems PJSC
(c) (d)
................ 2,744,644 345
Moscow Exchange MICEX-RTS PJSC
(c) (d)
........ 2,788,700 351
PhosAgro PJSC , GDR
(c) (d)
................... 3,484 35
Sberbank of Russia PJSC
(c) (d)
................. 2,500,255 314
Severstal PAO
(c) (d)
........................ 695,941 88
3,539
a
South Africa  —  2 .9%
African Rainbow Minerals Ltd. ................ 388,052 3,977,467
Exxaro Resources Ltd. ..................... 1,237,949 15,266,383
Kumba Iron Ore Ltd. ....................... 465,816 7,393,611
Truworths International Ltd. .................. 2,853,769 9,190,839
35,828,300
a
Taiwan  —  14 .2%
Chicony Electronics Co. Ltd. ................. 3,441,000 11,206,885
Evergreen Marine Corp. Taiwan Ltd. ............ 5,907,000 37,123,319
Everlight Electronics Co. Ltd.
(d)
................ 4,709,000 9,065,087
Fitipower Integrated Technology, Inc. ............ 1,431,000 6,565,636
Kindom Development Co. Ltd. ................ 6,077,000 6,493,691
Merry Electronics Co. Ltd. ................... 1,350,693 3,344,247
Novatek Microelectronics Corp. ............... 1,767,000 27,926,701
Simplo Technology Co. Ltd. .................. 922,600 9,971,203
Sitronix Technology Corp. ................... 936,000 7,605,491
Supreme Electronics Co. Ltd. ................. 2,551,751 6,243,278
Systex Corp. ............................ 1,295,000 6,130,039
Wisdom Marine Lines Co. Ltd. ................ 3,289,000 7,949,771
WPG Holdings Ltd.
(d)
...................... 4,447,280 15,247,461

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Emerging Markets Dividend ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Taiwan (continued)
Yang Ming Marine Transport Corp. ............. 12,423,000 $ 19,435,000
174,307,809
a
Thailand  —  3 .1%
Kiatnakin Phatra Bank PCL , NVDR ............. 1,577,200 5,223,765
Land & Houses PCL , NVDR ................. 34,489,500 3,934,332
Sansiri PCL , NVDR ....................... 109,646,400 4,941,348
Thaifoods Group PCL , NVDR
(a)
............... 46,206,300 13,536,541
Thanachart Capital PCL , NVDR ............... 2,139,400 4,993,119
Tisco Financial Group PCL , NVDR ............. 1,533,300 5,892,627
38,521,732
a
Turkey  —  1 .0%
Dogus Otomotiv Servis ve Ticaret A.S. .......... 1,887,165 7,561,423
Is Yatirim Menkul Degerler A.S. ............... 5,911,104 4,298,273
11,859,696
a
United Arab Emirates  —  0 .6%
Dubai Islamic Bank PJSC ................... 3,435,940 6,809,429
a
Total Common Stocks — 86.4%
(Cost: $ 970,933,949 ) ................................ 1,058,302,492
a
Preferred Stocks
Brazil  —  11 .3%
Banco ABC Brasil SA , Preference Shares , NVS .... 762,600 3,610,546
Bradespar SA , Preference Shares , NVS ......... 2,152,643 9,342,424
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 11,437,925 25,587,341
Isa Energia Brasil SA , Preference Shares, NVS .... 1,012,235 5,369,539
Itausa SA , Preference Shares , NVS ............ 10,444,864 28,475,784
Marcopolo SA , Preference Shares , NVS ......... 10,036,901 10,513,783
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 5,625,394 48,184,529
Unipar Carbocloro SA , Class B , Preference Shares,
NVS ................................ 539,694 6,727,610
137,811,556
a
Security Shares Value
a
Colombia  —  1 .2%
Grupo Cibest SA , Preference Shares ........... 642,196 $ 15,164,279
a
Total Preferred Stocks — 12.5%
(Cost: $ 117,715,717 ) ................................ 152,975,835
a
Rights
Brazil  —  0 .0%
Banco ABC Brasil SA (Expires 08/14/26 )
(d)
........ 25,773 22,776
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 22,776
a
Total Long-Term Investments — 98.9%
(Cost: $ 1,088,649,666 ) ............................... 1,211,301,103
a
Short-Term Securities
Money Market Funds  —  2 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e) (f) (g)
...................... 28,788,713 28,797,350
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 2,777,993 2,777,993
a
Total Short-Term Securities — 2.6%
(Cost: $ 31,574,906 ) ................................. 31,575,343
Total Investments —  101.5%
(Cost: $ 1,120,224,572 ) ............................... 1,242,876,446
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (17,987,204)
Net Assets — 100.0% ................................. $ 1,224,889,242
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 21,262,928  $ 7,533,956
(a)
$ —  $ 246  $ 220  $ 28,797,350  28,788,713  $ 104,932
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,984,929  793,064
(a)
—  —  —  2,777,993  2,777,993  21,893  —
$ —  $ 246  $ 220
$ 31,575,343
$ 126,825  $ —

iShares
®
Emerging Markets Dividend ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................ 162 09/18/26 $ 13,303 $ (949,864)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 329,606,578  $ 728,692,375  $ 3,539  $ 1,058,302,492
Preferred Stocks .......................................... 152,975,835  —  —  152,975,835
Rights ................................................. —  22,776  —  22,776
Short-Term Securities
Money Market Funds ....................................... 31,575,343  —  —  31,575,343
$ 514,157,756  $ 728,715,151  $ 3,539  $ 1,242,876,446
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (949,864) $ —  $ —  $ (949,864)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company